Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

August 24, 2021

FILED VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attn: Filing Desk

Re:    Global X Funds
Registration Statement on Form N-14
1940 Act File No. 811-22209

Ladies and Gentlemen:

Enclosed for filing, pursuant to the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Global X Funds (the “Registrant”). This Registration Statement is being filed to register shares of the Global X FTSE Nordic Region ETF (the “Acquiring Fund”), a series of the Registrant, that will be issued to shareholders of the Global X MSCI Norway ETF (the “Acquired Fund”), also a series of the Registrant, in connection with the transfer of all of the assets and liabilities of the Acquired Fund to the Acquiring Fund, pursuant to the Agreement and Plan of Reorganization, which is included in the Registration Statement. It is proposed that this filing will become automatically effective on September 23, 2021 pursuant to Rule 488 under the 1933 Act. A definitive Prospectus/Information Statement will be filed and mailed to the Acquired Fund shareholders shortly thereafter.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Therefore, no filing fee is due at this time.

The Registrant has concurrently filed, pursuant to Rule 485(a)(1), Post-Effective Amendment Nos. 653/656 (the “Amendment”) to the registration statement on Form N-1A of the Registrant. The purpose of this Amendment is to make certain changes to the name, investment objective, principal investment strategies, principal risks, and investment policies of the Acquiring Fund.

If you have any questions or comments regarding this filing, please call me at (646) 716-3239.

Very truly yours,

/s/ Susan D. Lively
Susan D. Lively